                        SUPPLEMENT DATED JANUARY 31, 2008
                TO THE PRINCIPAL INVESTORS FUND, INC. PROSPECTUS
 ADVISORS PREFERRED, ADVISORS SELECT, ADVISORS SIGNATURE, PREFERRED, AND SELECT
                                    CLASSES
                               DATED MAY 29, 2007


THE FOLLOWING INFORMATION IS AN UPDATE THROUGH DECEMBER 31, 2007 AND REPLACES SIMILAR INFORMATION FOUND IN THE PROSPECTUS DATED MAY 29, 2007.


APPENDIX C


RELATED PERFORMANCE OF THE SUB-ADVISORS


Because some Funds have limited historical performance data, we are providing you with the following tables. These tables set forth historical information about client accounts managed by a Sub-Advisor that have investment objectives and strategies similar to those of the corresponding Fund the Sub-Advisor manages. These client accounts may consist of individuals, institutions, and other mutual funds. This data is provided to illustrate the past performance of each Sub-Advisor in managing similar accounts and does not represent the performance of any Fund.


On the following page, "composite performance" is shown for each Sub-Advisor with regard to all similarly managed accounts. The composite performance is computed based upon the Sub-Advisor's asset weighted "average" performance with regard to such accounts. The composite performance information shown is based on a composite of all accounts of each Sub-Advisor (and its predecessor, if any) having substantially similar investment objectives, policies, and strategies to the corresponding Fund. The composite results are net the highest fees and expenses possibly incurred by the client accounts. If the composite results had been adjusted to reflect fees and expenses specific to the Principal Investors Fund, Inc., performance numbers shown would differ. Although the Principal Investors Fund, Inc. and client accounts comprising the composite indices (Related Accounts) have substantially similar investment objectives and policies in all material respects, you should not assume that the Principal Investors Fund, Inc. will have the same performance as the Related Accounts. For example, a Fund's future performance may be better or worse than the performance of its Related Accounts due to, among other things, differences in sales charges, expenses, asset sizes, and cash flows between the Fund and its Related Accounts. Fund performance is displayed when available, otherwise sub-advisor composite performance is displayed.


Portions of the information below are based on data supplied by the Sub-Advisors and from statistical services, reports, or other sources believed by the Manager to be reliable. However, such information has not been verified or audited by the Manager.


Some of the accounts included in the composites are not mutual funds registered under the Investment Company Act of 1940 ("1940 Act"). Those accounts are not subject to investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code. If such requirements were applicable to these accounts, the performance shown may have been lower.


The following page contains information on the historical performance of some shares of the Fund's Plan Classes. The date that each class was first offered for sale is shown. The performance data should not be considered as an indication of future performance of any Fund or any Sub-Advisor. In addition, the effect of taxes is not reflected in the information below as it will depend on the investor's tax status.


Performance results for Partners LargeCap Value II and Partners Global Equity Funds are measured from the date the Advisors Signature Class shares were first sold.


Current performance may be lower or higher than the performance data shown. For more performance information, including most recent month-end performance, visit our website at www.principal.com and click on rates and values.
FV 293 Q-28
    This Supplement Must Be Preceded or Accompanied by a Current Prospectus.

PERFORMANCE RESULTS - DOMESTIC STOCKS - LARGECAP FUNDS

                               AVERAGE ANNUAL TOTAL RETURNS
                               (THROUGH DECEMBER 31, 2007)

                                                            LIFE
                         YTD   1 YR   3 YR  5 YR   10 YR  OF FUND        2007
                        --------------------------------------------     -------
PARTNERS LARGECAP
VALUE FUND II
 ADVISORS SELECT
 CLASS/ /(12/29/04)     -2.15  -2.15  6.37    N/A   N/A       6.39       -2.15
 ADVISORS PREFERRED
 CLASS/ /(12/29/04)     -1.90  -1.90  6.61    N/A   N/A       6.63       -1.90
 ADVISORS SIGNATURE
 CLASS/ /(12/29/04)     -2.27  -2.27  6.23    N/A   N/A       6.25       -2.27
 SELECT CLASS/
 /(12/29/04)            -1.64  -1.64  6.81    N/A   N/A       6.83       -1.64
 PREFERRED CLASS
 (12/29/04)             -1.62  -1.62  6.96    N/A   N/A       6.98       -1.62
American Century Large
Cap Value Equity
Composite                                   12.75   N/A
 Russell 1000 Value
 Index                  -0.17  -0.17  9.32  14.63  7.68   9.32           -0.17
 Morningstar Large
 Value Category
 Average                 1.42   1.42  8.29  13.16  6.67   8.18            1.42

                        --------------------------------------------     -------
                                           ANNUAL TOTAL RETURNS
                                         (YEAR ENDED DECEMBER 31)


                        2006   2005  2004   2003    2002   2001   2000  1999   1998
                        -------------------------------------------------------------
PARTNERS LARGECAP
VALUE FUND II
 ADVISORS SELECT        19.04  3.32
 CLASS/ /(12/29/04)
 ADVISORS PREFERRED     19.23  3.60
 CLASS/ /(12/29/04)
 ADVISORS SIGNATURE     18.88  3.19
 CLASS/ /(12/29/04)
 SELECT CLASS/          19.47  3.69
 /(12/29/04)
 PREFERRED CLASS        19.57  4.02
 (12/29/04)
American Century Large
Cap Value Equity
Composite
 Russell 1000 Value     22.25  7.05  16.49  30.03  -15.52  -5.59  7.02  7.35   15.63
 Index
 Morningstar Large      18.18  5.88  12.91  28.40  -18.92  -5.37  5.47  6.63   13.10
 Value Category
 Average

                        -------------------------------------------------------------



PERFORMANCE RESULTS - INTERNATIONAL STOCK FUNDS

                                                      AVERAGE ANNUAL TOTAL RETURNS
                                                      (THROUGH SEPTEMBER 30, 2007)

                                                                                   LIFE
                                                YTD   1 YR   3 YR   5 YR   10 YR  OF FUND       2007   2006
                                               --------------------------------------------     --------------
PARTNERS GLOBAL EQUITY FUND
 ADVISORS SELECT (03/01/05)                     5.04   5.04    N/A    N/A   N/A    10.56         5.04  15.57
  ADVISORS PREFERRED (03/01/05)                 5.13   5.13    N/A    N/A   N/A    10.59         5.13  15.70
 ADVISORS SIGNATURE CLASS (03/01/05)            4.86   4.86    N/A    N/A   N/A    10.28         4.86  15.35
 SELECT/ /(03/01/05)                            5.41   5.41    N/A    N/A   N/A    10.81         5.41  15.93
 PREFERRED/ /(03/01/05)                         5.45   5.45    N/A    N/A   N/A    10.88         5.45  15.98
JP Morgan Global Equity (Segment) Composite                  11.29  15.52  6.43
 MSCI World Index - ND                          9.04   9.04  12.75  16.96  7.00    13.77         9.04  20.07
 Morningstar World Stock Category Average      11.28  11.28  13.96  18.24  8.45    14.57        11.28  19.52
                                               --------------------------------------------     --------------

                                                                 ANNUAL TOTAL RETURNS
                                                               (YEAR ENDED DECEMBER 31)



                                               2005  2004   2003    2002    2001    2000   1999    1998
                                               ----------------------------------------------------------
PARTNERS GLOBAL EQUITY FUND
 ADVISORS SELECT (03/01/05)
  ADVISORS PREFERRED (03/01/05)
 ADVISORS SIGNATURE CLASS (03/01/05)
 SELECT/ /(03/01/05)
 PREFERRED/ /(03/01/05)
JP Morgan Global Equity (Segment) Composite
 MSCI World Index - ND                         9.49  14.72  33.11  -19.89  -16.89  -13.18  24.93   24.34
 Morningstar World Stock Category Average      2.49  15.06  34.82  -18.57  -15.95   -8.24  40.38   13.56
                                               ----------------------------------------------------------




(C) 2008 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. FV 293 Q-28 This Supplement Must Be Preceded or Accompanied by a Current Prospectus.